Unaudited Interim Condensed Consolidated Balance Sheets - USD ($)	Mar. 31, 2021	Dec. 31, 2020
Current assets
Cash and cash equivalents	$ 50,196,352	$ 58,365,330
Receivables, net of allowance for bad debts of $0.6 million (2020: $0.5 million)	19,491,198	17,808,496
Prepaid expenses and other assets	3,763,000	3,683,910
Advances and deposits	3,350,581	2,516,646
Inventories	9,055,373	10,274,062
Vessel held for sale	0	9,895,000
Total current assets	85,856,504	102,543,444
Non-current assets
Vessels and vessel equipment, net	624,272,826	631,458,305
Deferred drydock expenditures, net	9,057,693	10,216,090
Advances for Ballast water treatment systems	2,591,300	2,568,874
Other non-current assets, net	629,148	678,632
Amount receivable in respect of finance leases	2,880,000	2,880,000
Non-current portion of derivative assets	219,336	0
Operating lease, right-of-use asset	1,596,063	1,662,510
Total non-current assets	641,246,366	649,464,411
TOTAL ASSETS	727,102,870	752,007,855
Current liabilities
Accounts payable	8,344,968	9,125,321
Accrued expenses and other liabilities	11,021,020	11,233,767
Accrued interest on debt and finance leases	771,246	769,304
Current portion of long-term debt	17,880,056	22,456,396
Current portion of finance lease obligations	18,651,825	18,454,222
Current portion of derivative liabilities	350,231	397,418
Current portion of operating lease obligations	462,969	463,559
Total current liabilities	57,482,315	62,899,987
Non-current liabilities
Non-current portion of long-term debt	181,242,075	188,054,568
Non-current portion of finance lease obligations	174,518,981	179,250,162
Non-current portion of derivative liabilities	0	433,974
Non-current portion of operating lease obligations	914,065	1,034,218
Total non-current liabilities	356,675,121	368,772,922
Stockholders' equity
Common stock	353,554	352,067
Additional paid in capital	418,698,007	418,180,983
Accumulated other comprehensive loss	(140,695)	(729,135)
Treasury stock	(15,635,765)	(15,635,765)
Accumulated deficit	(90,329,667)	(81,833,204)
Total stockholders' equity	312,945,434	320,334,946
TOTAL LIABILITIES AND STOCKHOLDERS' EQUITY	$ 727,102,870	$ 752,007,855